Summary of Significant Accounting Policies - Concentration of Credit Risk and Other Risks and Uncertainties (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2021	Sep. 30, 2022 USD ($)	Sep. 30, 2021	Dec. 31, 2021 USD ($) customer	Dec. 31, 2020 USD ($) customer
Concentration Risk [Line Items]
Cash and cash equivalents balances exceeding FDIC insured limits | $	$ 5,800		$ 5,800		$ 12,543	$ 107
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Customer one
Concentration Risk [Line Items]
Number of customers						1
Concentration risk (as a percent)			69.00%		40.00%	100.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Customer one | Previously Reported [Member]
Concentration Risk [Line Items]
Concentration risk (as a percent)					54.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Customer two
Concentration Risk [Line Items]
Number of customers					2
Concentration risk (as a percent)			15.00%		28.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Customer two | Previously Reported [Member]
Concentration Risk [Line Items]
Concentration risk (as a percent)					39.00%
Revenue from Contract with Customer, Product and Service Benchmark [Member] | Credit Concentration Risk [Member] | Customer two
Concentration Risk [Line Items]
Number of customers					2	2
Revenue from Contract with Customer, Product and Service Benchmark [Member] | Customer Concentration Risk [Member] | Customer one
Concentration Risk [Line Items]
Concentration risk (as a percent)	22.00%	28.00%	17.00%	16.00%	22.00%	23.00%
Revenue from Contract with Customer, Product and Service Benchmark [Member] | Customer Concentration Risk [Member] | Customer two
Concentration Risk [Line Items]
Concentration risk (as a percent)		15.00%		11.00%	12.00%	15.00%